CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Capital Leases [Line Items]
Accumulated Amortization	$ 27,416
Net Book Value	4,322	3,168
Depreciation	2,320	4,648
Accretion expense	168	222
Assets Held under Capital Leases [Member]
Capital Leases [Line Items]
Cost value of capital leased assets	899
Accumulated Amortization	92
Net Book Value	807	500
Depreciation		2,113
Capital lease obligation		1,795
Total future minimum lease payments	576
Long term future minimum lease payments	62
Capital Lease interest expense	0	98
Accretion expense	$ 55	$ 222